Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	December 31, 2024		December 31, 2023
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$270,166	$270,166	$240,378	$240,378
Restricted cash	$29,623	$29,623	$8,797	$8,797
Other investments	$12,289	$12,289	$47,000	$47,000
Amounts due from related parties, short-term	$36,620	$36,620	$—	$—
Amounts due from related parties, long-term	$—	$—	$39,570	$39,570
Amounts due to related parties, short-term	$—	$—	$(32,026)	$(32,026)
Credit facilities and financial liabilities, including current portion, net	$(1,803,153)	$(1,827,384)	$(1,393,049)	$(1,410,563)

Fair Value Measurements - Fair value measurements on a Nonrecurring basis

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2024.

	Fair Value Measurements as at December 31, 2024
	Total	Level I	Level II	Level III
Cash and cash equivalents	$270,166	$270,166	$—	$—
Restricted cash	$29,623	$29,623	$—	$—
Other investments	$12,289	$12,289	$—	$—
Amounts due from related parties, short-term	$36,620	$—	$36,620	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,827,384)	$—	$(1,827,384)	$—

	Fair Value Measurements as at December 31, 2023
	Total	Level I	Level II	Level III
Cash and cash equivalents	$240,378	$240,378	$—	$—
Restricted cash	$8,797	$8,797	$—	$—
Other investments	$47,000	$47,000	$—	$—
Amounts due from related parties, long-term	$39,570	$—	$39,570	$—
Amounts due to related parties, short-term	$(32,026)	$—	$(32,026)	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,410,563)	$—	$(1,410,563)	$—

(1) The fair value of the Company’s credit facilities and financial liabilities is estimated based on currently available credit facilities, financial liabilities, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

Fair Value Measurements - Fair value of assets measured at fair value on a non-recurring basis

As at December 31, 2024 and June 30, 2024, the estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis, was based on the third party valuation reports and was categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at December 31, 2024
	Total	Level I	Level II	Level III
Vessels, net	$21,250	$—	$21,250	$—

	Fair Value Measurements as at June 30, 2024
	Total	Level I	Level II	Level III
Vessels, net	$25,510	$—	$25,510	$—

	Fair Value Measurements as at December 31, 2023
	Total	Level I	Level II	Level III
Operating leases	$3,595	$—	$—	$3,595